Income tax expense/(benefit) - Schedule of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 13,994	$ 18,566	$ 10,924
Deferred tax benefit	(12,135)	(14,336)	(12,538)
Income tax expense/(benefit)	$ 1,859	$ 4,230	$ (1,614)